Financial Instruments and Related Risk Management - Summary of Fair Value Hierarchy for Financial Assets and Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets and liability [Line Items]
Cash and cash equivalents	$ 1,454	$ 671	$ 2,314
Investment at FVTOCI (Note 15)	153	161
Notes and debentures	14	502
Long-term debt (Note 18)	10,047	8,553
Recurring fair value measurement [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Cash and cash equivalents	1,454	671
Derivative instrument assets	45	5
Investment at FVTOCI (Note 15)	153	161
Recurring fair value measurement [Member] | Derivative Instruments Liabilities [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Derivative instrument liabilities	(48)	(33)
Marketable Securities [Member] | Recurring fair value measurement [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other current financial assets-marketable securities	161	193
Notes and Debentures Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	0	(494)
Fixed And Floating Rate Debt Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	(14)
Fixed and floating rate debt		(8)
Notes and Debentures Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Long-term debt (Note 18)	(9,994)
Fixed and floating rate debt		(8,528)
Fixed and Floating Rate Debt Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Long-term debt (Note 18)	(53)
Fixed and floating rate debt		(25)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Cash and cash equivalents	0	0
Derivative instrument assets	0	0
Investment at FVTOCI (Note 15)	153	161
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Derivative Instruments Liabilities [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Derivative instrument liabilities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Marketable Securities [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other current financial assets-marketable securities	24	27
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Notes and Debentures Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed And Floating Rate Debt Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Fixed and floating rate debt	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Notes and Debentures Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	(3,801)	(1,726)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed and Floating Rate Debt Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Fixed and floating rate debt	0	0
Level 2 of fair value hierarchy [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Cash and cash equivalents		671
Derivative instrument assets	45	5
Investment at FVTOCI (Note 15)	0	0
Level 2 of fair value hierarchy [Member] | Derivative Instruments Liabilities [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Derivative instrument liabilities	(48)	(33)
Level 2 of fair value hierarchy [Member] | Marketable Securities [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other current financial assets-marketable securities		166
Level 2 of fair value hierarchy [Member] | Marketable Securities [Member] | Recurring fair value measurement [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other current financial assets-marketable securities	137
Level 2 of fair value hierarchy [Member] | Financial assets at amortised cost, class [Member] | Recurring fair value measurement [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Cash and cash equivalents	1,454
Level 2 of fair value hierarchy [Member] | Notes and Debentures Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	0	(503)
Level 2 of fair value hierarchy [Member] | Fixed And Floating Rate Debt Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Fixed and floating rate debt	(14)	(8)
Level 2 of fair value hierarchy [Member] | Notes and Debentures Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	(7,955)	(7,440)
Level 2 of fair value hierarchy [Member] | Fixed and Floating Rate Debt Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Fixed and floating rate debt	$ (53)	$ (25)